TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the fiscal years ended September 30, 2024, 2023 and 2022:

	For the Years Ended September 30,
	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(32.7)%	(12.0)%	(11.0)%
Permanent difference	1.2%	0.6%	0.1%
Research and development deduction	(226.4)%	(5.4)%	(4.2)%
Change in valuation allowance	281.9%	9.8%	7.0%
Effective tax rate	49.1%	18.0%	16.9%

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2024	2023	2022
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong		-	-
China	351,179	1,000,887	1,248,013
Sub-total	351,179	1,000,887	1,248,013

Deferred tax provision (benefit):
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	-	1,411	19,012
Sub-total	-	1,411	19,012

Income tax provision	$351,179	$1,002,298	$1,267,025

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	September 30, 2024	September 30, 2023

Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$429,351	$300,846
Less: valuation allowance	(427,963)	(299,511)
Deferred tax assets	$1,388	$1,335

SCHEDULE OF TAXED PAYABLE

Taxes payable consist of the following:

	September 30, 2024	September 30, 2023

Income tax payable	$1,689,296	$1,296,206
Value added tax payable	1,443,500	1,338,800
Other taxes payable	548,370	83,681
Total taxes payable	$3,681,166	$2,718,687